Financial Instruments by Category (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text block [abstract]
Financial Assets and Liabilities by Category of Financial Instruments
The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Other receivables”, “Accounts payable” and “Other liabilities” contain both financial instruments and non-financial assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed “Non-financial assets” and “Non-financial Liabilities”.

Financial Assets

	2020
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	15,391	—		15,391	35,029	50,420
Trade receivables (2)	136,057	—		136,057	—	136,057
Investment in financial assets	19,052	9,882	(3)	28,934	—	28,934
Cash and cash equivalents	20,032	34,586		54,618	—	54,618

	190,532	44,468		235,000	35,029	270,029

	2019
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	19,078	—		19,078	29,892	48,970
Trade receivables (2)	139,982	—		139,982	—	139,982
Investment in financial assets	—	8,370		8,370	—	8,370
Cash and cash equivalents	59,062	7,038		66,100	—	66,100

	218,122	15,408		233,530	29,892	263,422

	2018
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	14,860	—		14,860	17,250	32,110
Trade receivables (2)	98,930	—		98,930	—	98,930
Investment in financial assets	—	10,941		10,941	—	10,941
Cash and cash equivalents	38,236	7,792		46,028	—	46,028

	152,026	18,733		170,759	17,250	188,009

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.
(3)	Granted guarantees for contractual commitments with Exmar. See Note 33.e and 33.f.

Financial Liabilities

	2020
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	46,270	—	46,270	—	46,270
Loans	678,306	—	678,306	—	678,306
Other liabilities	12,023	—	12,023	—	12,023
Accounts payable	139,219	—	139,219	5,874	145,093

	875,818	—	875,818	5,874	881,692

	2019
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	61,780	—	61,780	—	61,780
Loans	526,760	—	526,760	—	526,760
Other liabilities	2,013	—	2,013	—	2,013
Accounts payable	149,880	—	149,880	1,180	151,060

	740,433	—	740,433	1,180	741,613

	2018
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	—	—	—	—	—
Loans	335,078	—	335,078	—	335,078
Other liabilities	1,271	—	1,271	—	1,271
Accounts payable	87,087	—	87,087	511	87,598

	423,436	—	423,436	511	423,947

Summary of Gains and Losses on Financial and non-financial Instruments
Gains and losses on financial and
non-
financial
instruments are allocated to the following categories:

	2020
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	7,363	—	7,363
Interest loss	(65,821)	—	(65,821)
Net financial accretion	(8,794)	—	(8,794)
Net exchange differences	36,102	—	36,102
Fair value loss on financial assets at fair value through profit or loss	—	3,862	3,862
Result from derivative financial instruments	—	(860)	(860)
Results from transactions with financial assets	—	9,786	9,786
Result from financial instruments exchange (1)	—	1,330	1,330
Result from debt exchange (2)	(2,097)	—	(2,097)
Result from net monetary position	7,828	—	7,828

	(25,419)	14,118	(11,301)

(1)	See Note 6 “Public securities and public debt restructuring”.
(2)	See Note 20.

	2019
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	7,665	—	7,665
Interest loss	(48,136)	—	(48,136)
Net financial accretion	(5,592)	—	(5,592)
Net exchange differences	47,935	—	47,935
Fair value gains on financial assets at fair value through profit or loss	—	(1,449)	(1,449)
Result from derivative financial instruments	—	(293)	(293)
Result from net monetary position	5,904	—	5,904

	7,776	(1,742)	6,034

	2018
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	3,033	—	3,033
Interest loss	(28,717)	—	(28,717)
Net financial accretion	7,627	—	7,627
Net exchange differences	54,459	—	54,459
Fair value gains on financial assets at fair value through profit or loss	—	2,596	2,596
Result from derivative financial instruments	—	933	933
Result from net monetary position	1,594	—	1,594

	37,996	3,529	41,525

Summary of Company's Financial Assets Measured at Fair Value	The tables below show the Group’s financial assets measured at fair value as of December 31, 2020, 2019 and 2018 and their allocation to their fair value levels.

	2020
Financial Assets	Level 1	Level 2	Level 3	Total
Investment in financial assets (1) (2) :
- Public securities	9,882	—	—	9,882

	9,882	—	—	9,882

Cash and cash equivalents:
- Mutual funds	34,586	—	—	34,586

	34,586	—	—	34,586

	44,468	—	—	44,468

(1)	Additionally, the Group has Treasury Bills as financial assets measured at amortized cost of 19,052 as of December 31, 2020.
(2)	Granted guarantees for contractual commitments with Exmar. See Note 33.e and 33.f.

	2019
Financial Assets	Level 1	Level 2	Level 3	Total
Investment in financial assets:
- Public securities	8,370	—	—	8,370

	8,370	—	—	8,370

Cash and cash equivalents:
- Mutual funds	7,038	—	—	7,038

	7,038	—	—	7,038

	15,408	—	—	15,408

	2018
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	10,941	—	—	10,941

	10,941	—	—	10,941

Cash and cash equivalents:
- Mutual funds	7,792	—	—	7,792

	7,792	—	—	7,792

	18,733	—	—	18,733